Schedule of Forward Purchase Agreement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares on the date of acquisition			183,368
Number of shares on the date of acquisition value			$ 4,584,221
Sale of stock, number of shares issued in transaction shares
Sale of stock, consideration received on transaction
Common stock held by subsidiary shares	183,368	183,368
Share price		$ 25
Common stock held by subsidiary		$ 4,584,221
Vellar [Member]
Number of shares on the date of acquisition			48,560
Number of shares on the date of acquisition value			$ 1,214,005
Sale of stock, number of shares issued in transaction shares
Sale of stock, consideration received on transaction
Common stock held by subsidiary shares	48,560	48,560
Share price		$ 25
Common stock held by subsidiary		$ 1,214,005
Midtown East [Member]
Number of shares on the date of acquisition			75,896
Number of shares on the date of acquisition value			$ 1,897,405
Sale of stock, number of shares issued in transaction shares
Sale of stock, consideration received on transaction
Common stock held by subsidiary shares	75,896	75,896
Share price		$ 25
Common stock held by subsidiary		$ 1,897,405
Verdun [Member]
Number of shares on the date of acquisition			58,912
Number of shares on the date of acquisition value			$ 1,472,811
Sale of stock, number of shares issued in transaction shares
Sale of stock, consideration received on transaction
Common stock held by subsidiary shares	58,912	58,912
Share price		$ 25
Common stock held by subsidiary		$ 1,472,811